Key accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Key Accounting Estimates And Judgments
Key accounting estimates and judgments

6	Key accounting estimates and judgments

The preparation of the financial statements requires management to disclose certain judgments (except for those involving estimates) that have a significant impact on the amounts recognized based on experience and other factors deemed as relevant, which affect the values of assets and liabilities and which may present results that may differ from the actual results.

The Company establishes estimates and assumptions regarding the future, which are reviewed on a timely basis. Such accounting estimates, by definition, may differ from the actual results. The effects arising from the reviews of the accounting estimates are recognized in the period in which the estimates are reviewed.

6.1 Key accounting judgments in the application of accounting policies

The Company assessed the main accounting policies that involve judgments, except those that involve estimates, and concluded that none of them have a significant effect.

6.2 Main sources of uncertainties in the estimates

The areas that require a higher level of judgment and have greater complexity, as well as those in which assumptions and estimates that are significant for the financial statements are disclosed as follows:

(a)	Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts in an amount that Management considers sufficient to cover expected losses (see Note 10 (c) ), based on an analysis of trade receivables, in accordance with the accounting policy stated in Notes 3.2 and 3.4.

The methodology for determining such losses requires significant estimates, considering several factors, among which an evaluation of receipts historical, current economic trends, estimates of forecast write-offs, the aging of the accounts receivable portfolio and expectation of future losses. Although the Company believes that the assumptions used are reasonable, the actual results may be different.

(b)	Intangible assets arising from concession agreements and program contracts

Intangible assets are those arising from concession contracts, and the main costs are transferred from the Contract Asset, as described in Note 3.7.

Intangible assets under Concession Agreements, Service Agreements and Program Contracts, are amortized on a straight-line basis according to the lower of the period of the contract or the useful life of the asset or contract period. Additional information on the accounting for intangible assets arising from concession agreements is described in Notes 3.9 and 15.

The recognition of the fair value of the intangible assets arising an exchange for an asset, involving concession agreements is subject to assumptions and estimates, and the use of different assumptions may affect the accounting records. Different assumptions and future changes in the useful life of these intangible assets may have significant impacts on the result of the operations.

(c)	Pension plan obligations – Pension Plans

The Company sponsors a defined benefit plan and the defined contribution plan, as described in Notes 3.19 and 22.

Defined pension plan obligations recognized in the statement of financial position consist of the present value of the defined benefit obligation on the reporting date less the fair value of the plan’s assets. The obligation of such benefit is calculated on an annual basis by independent actuaries, using the projected credit unit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows, using interest rates compatible with market returns, which are denominated in the currency in which benefits will be paid and with maturity terms close to those of corresponding pension plan obligation.

(d)	Deferred income tax and social contribution

The Company recognizes and settles taxes on income based on the results of operations calculated according to Brazilian Corporation Law, taking into consideration the provisions of the tax laws. Deferred tax assets and liabilities are recorded based on the differences between the accounting balances and the tax bases of the assets and liabilities.

The Company regularly reviews the recoverability of deferred tax assets and recognizes a provision for impairment if it is probable that these assets will not be realized, based on the historic taxable income, on the projection of future taxable income and on the estimated period for reversing the temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in a provision for impairment of all or a significant part of the deferred tax asset. Additional information on deferred taxes is described in Notes 3.17 and 19.

(e)	Provisions

The provisions for civil, labor, environmental and tax risks are created based on Notes 3.15 and 20. Judgments regarding future events may significantly differ from actual estimates and exceed the amounts provisioned. The provisions are revised and adjusted taking into consideration changes in the circumstances involved.

(f)	Unbilled revenue

Unbilled revenue corresponds to services rendered for which readings have not been made yet. They are recognized based on monthly estimates calculated according to average billing. Additional information on revenue and accounts receivable are described in Notes 3.3 and 10.